D91-09377-fr

For Internal Use Only
Sec File No. 9-

RECEIVED
2010 JUL 27 PM 4:32
SEC / TM

Submit 1 Original
and 4 copies

OMB APPROVAL
OMB Number: 3235-0504
Expires July 31, 2004
Estimated average burden
hours per response. . 2.00

[redacted]

10048009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
AMENDED FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

**Part I — Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
**EDGX Exchange, Inc**

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
**Morgan Stanley**

3. Class of New Derivative Securities Product:
**Closed-End Fund**

4. Name of Underlying Instrument:

**ICB: Corporate Bonds; ICS: California Municipal Bonds; IIC: California Municipal Bonds; IIM: Municipal Bonds; IMC: Municipal Bonds; IMS: Municipal Bonds; IMT: Municipal Bonds; IQC: California Municipal Bonds; IQI: Municipal Bonds; IQM: Municipal Bonds; IQN: New York Municipal Bonds; IQT: Municipal Bonds**

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:
**N/A**

6. Ticker Symbol(s) of New Derivative Securities Product:
**ICB, ICS, IIC, IIM, IMC, IMS, IMT, IQC, IQI, IQM, IQN, IQT**

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

**ICB: OTC US; ICS: OTC US; IIC: OTC US; IIM: OTC US; IMC: OTC US; IMS: OTC US; IMT: OTC US; IQC: OTC US; IQI: OTC US; IQM: OTC US; IQN: OTC US; IQT: OTC US**

8. Settlement Methodology of New Derivative Securities Product:
**T+3, Physical Settlement**

9. Position Limits of New Derivative Securities Product (if applicable):
**Not Applicable**

**Part II — Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

| | |
|---|---|
| Name of Official Responsible for Form: | **Eric W Hess** |
| Title: | **General Counsel** |
| Telephone Number: | **201-942-8239** |
| Manual Signature of Official Responsible for Form: | Eric WH |
| Date: | **26-Jul-10** |

| | |
|---|---|
| **Act** | **Securities Exchange Act of 1934** |
| **Section** | 19b-4 |
| **Rule** | 19b-4(e) |
| **Public Availability:** | JUL 27 2010 |

RECEIVED
2010 JUL 27 PM 4:25
SEC / TM

DirectEdge

July 26, 2010

Ms. Gail S. Jackson
Paralegal Specialist
U.S. Securities and Exchange Commission
Division of Trading and Markets
100 F Street, NE – Room 6628
Washington, DC 20549

Dear Ms. Jackson:

Enclosed please find 19-b4(e) filings for EDGX Exchange, Inc. and four copies, as requested. Should you have any questions about the documents enclosed, please contact Rebecca Taveirne at 201-942-8284.

Thank you very much.

Edgar Ortega
Legal Assistant

| | |
|---|---|
| **Act** | **Securities Exchange Act of 1934** |
| **Section** | 19b-4 |
| **Rule** | 19b-4(e) |
| **Public Availability:** | JUL 27 2010 |

Direct Edge ECN LLC, 545 Washington Boulevard, Jersey City, NJ 07310 Tel 201.942.8220 Fax 201.557.8019 www.directedge.com